DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Liabilities
SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE

A summary of the activity related to derivative liabilities for the years ended December 31, 2024, and 2023, is as follows:

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2023	$4,285,400	$28,870	$4,314,270
Fair value of issuances during the year	113,921	-	113,921
Change in fair value	(3,212,245)	132	(3,212,113)
Balance December 31, 2023	1,187,076	29,002	1,216,078
Fair value of issuances during the year	-	-	-
Change in fair value	(1,010,973)	5,388	(1,005,585)
Balance December 31, 2024	$176,103	$34,390	$210,493